Summary of Significant Accounting Policies - Net Loss per Share (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Common stock
Net Loss per Share Attributable to Common Stockholders
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001
Class B Common stock
Net Loss per Share Attributable to Common Stockholders
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001